INVESTMENT SECURITIES (Details)	12 Months Ended																		12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 Greek government bonds EUR (€)	Dec. 31, 2011 Greek government bonds EUR (€)	Dec. 31, 2010 Greek government bonds EUR (€)	Dec. 31, 2012 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2011 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2010 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2012 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2011 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2012 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2011 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2012 Equity securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2011 Equity securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2012 Equity securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2011 Equity securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2012 Mutual Fund units EUR (€)	Dec. 31, 2011 Mutual Fund units EUR (€)	Dec. 31, 2010 Mutual Fund units EUR (€)	Dec. 31, 2012 Total available-for-sale securities EUR (€)	Dec. 31, 2011 Total available-for-sale securities EUR (€)	Dec. 31, 2012 Foreign Treasury Bills EUR (€)	Dec. 31, 2011 Foreign Treasury Bills EUR (€)	Dec. 31, 2012 Corporate Debt Securities Member EUR (€)	Dec. 31, 2011 Corporate Debt Securities Member EUR (€)	Dec. 31, 2010 Corporate Debt Securities Member EUR (€)	Dec. 31, 2012 Equity Securities Member EUR (€)	Dec. 31, 2011 Equity Securities Member EUR (€)	Dec. 31, 2010 Equity Securities Member EUR (€)	Dec. 31, 2012 Other Than Temporary Impairment Of Greek Government Bonds Due To Private Sector Involvement [Member] EUR (€)	Dec. 31, 2011 Other Than Temporary Impairment Of Greek Government Bonds Due To Private Sector Involvement [Member] EUR (€)	Dec. 31, 2010 Other Than Temporary Impairment Of Greek Government Bonds Due To Private Sector Involvement [Member] EUR (€)
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost					€ 1,640,954,000	€ 3,730,682,000		€ 3,316,344,000	€ 3,154,367,000		€ 567,915,000	€ 701,889,000	€ 533,708,000	€ 715,904,000	€ 56,004,000	€ 56,968,000	€ 19,308,000	€ 42,107,000	€ 459,838,000	€ 452,200,000		€ 6,912,379,000	€ 9,035,247,000	€ 318,308,000	€ 181,130,000
Gross Unrealized Gains					83,770,000	0		175,048,000	7,840,000		817,000	685,000	14,992,000	32,653,000	32,308,000	817,000	8,306,000	6,121,000	36,435,000	2,254,000		351,728,000	50,423,000	52,000	53,000
Gross unrealized (Losses)					(43,385,000)	(33,304,000)		(2,567,000)	(108,456,000)		(82,321,000)	(242,048,000)	(41,477,000)	(93,675,000)	(97,000)	(165,000)	(28,000)	(3,273,000)	(1,410,000)	(32,292,000)		(172,684,000)	(513,946,000)	(1,399,000)	(733,000)
Available-for-sale securities	9,266,200,000	7,091,423,000	8,571,724,000		1,681,339,000	3,697,378,000		3,488,825,000	3,053,751,000		486,411,000	460,526,000	507,223,000	654,882,000	88,215,000	57,620,000	27,586,000	44,955,000	494,863,000	422,162,000		7,091,423,000	8,571,724,000	316,961,000	180,450,000
Available For Sale Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses [Abstract]
Fair Value Less than 12 months					3,271,000	1,327,674,000		345,287,000	2,403,878,000		39,999,000	17,900,000	26,839,000	137,609,000	0	506,000	206,000	3,274,000	46,238,000	231,391,000		512,977,000	4,151,554,000	51,137,000	29,322,000
Unrealized Losses Less than 12 months					(151,000)	(33,304,000)		(2,509,000)	(91,797,000)		(181,000)	(9,467,000)	(1,714,000)	(16,698,000)	0	(165,000)	(1,000)	(3,063,000)	(1,305,000)	(23,362,000)		(7,260,000)	(178,589,000)	(1,399,000)	(733,000)
Fair Value 12 months or longer					1,341,120,000	0		7,730,000	60,037,000		376,821,000	335,976,000	202,044,000	216,391,000	412,000	0	361,000	1,121,000	1,195,000	74,011,000		1,929,683,000	687,536,000	0	0
Unrealized Losses 12 months or longer					(43,234,000)	0		(58,000)	(16,659,000)		(82,140,000)	(232,581,000)	(39,763,000)	(76,977,000)	(97,000)	0	(27,000)	(210,000)	(105,000)	(8,930,000)		(165,424,000)	(335,357,000)	0	0
Fair Value Total					1,344,391,000	1,327,674,000		353,017,000	2,463,915,000		416,820,000	353,876,000	228,883,000	354,000,000	412,000	506,000	567,000	4,395,000	47,433,000	305,402,000		2,442,660,000	4,839,090,000	51,137,000	29,322,000
Unrealized Losses Total					(43,385,000)	(33,304,000)		(2,567,000)	(108,456,000)		(82,321,000)	(242,048,000)	(41,477,000)	(93,675,000)	(97,000)	(165,000)	(28,000)	(3,273,000)	(1,410,000)	(32,292,000)		(172,684,000)	(513,946,000)	(1,399,000)	(733,000)
Net Gains Losses On Available For Sale Securities [Abstract]
Total gross realized gains on sales of available for sale securities		438,331,000	131,836,000	198,010,000	382,090,000	83,573,000	3,138,000	30,679,000	21,607,000	177,592,000									14,641,000	11,832,000	8,226,000					8,331,000	13,108,000	4,666,000	2,590,000	1,716,000	4,388,000
Gross realized losses on sales of available for sale securities		(88,124,000)	(151,302,000)	(83,051,000)	(73,446,000)	(142,205,000)	(68,507,000)	(10,816,000)	(7,410,000)	(12,387,000)									(2,603,000)	(87,000)	(14,000)					(70,000)	(316,000)	(2,143,000)	(1,189,000)	(1,284,000)	0
Net realized gains/(losses) on sales of available-for-sale securities	457,607,000	350,207,000	(19,466,000)	114,959,000
Other-Than-Temporary-Impairment		(410,450,000)	(9,173,713,000)	(89,497,000)				(6,328,000)	0	0									(317,000)	(36,460,000)	(4,299,000)					(9,792,000)	(142,973,000)	0	(15,743,000)	(223,366,000)	(85,198,000)	(378,270,000)	(8,770,914,000)	0
Net gains / (losses) on investment securities	(78,719,000)	(60,243,000)	(9,193,179,000)	25,462,000
Scheduled Maturities Of Available For Sale Securities Amortized Cost [Abstract]
Due in one year or less		1,014,522,000	541,384,000
Due from one to five years		3,551,564,000	4,524,571,000
Due from five to ten years		1,188,161,000	2,085,817,000
Due after ten years		622,982,000	1,332,200,000
Total debt securities		6,377,229,000	8,483,972,000
Equity securities and mutual fund units		535,150,000	551,275,000
Total		6,912,379,000	9,035,247,000
Scheduled Maturities Of Available For Sale Securities Fair Value [Abstract]
Due in one year or less		1,018,035,000	520,431,000
Due from one to five years		3,518,676,000	4,293,808,000
Due from five to ten years		1,282,933,000	1,947,161,000
Due after ten years		661,115,000	1,285,587,000
Total debt securities		6,480,759,000	8,046,987,000
Other non debt securities		610,664,000	524,737,000
Total		7,091,423,000	8,571,724,000
Available For Sale Securities Textuals [Abstract]
AFS pledged as collateral		€ 1,992,000,000	€ 4,923,700,000